Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2014 ¥ / shares shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | ¥ / shares		¥ 0.0005		¥ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000	94,100,000	94,100,000
Ordinary shares, shares issued	29,317,611	29,317,611	29,123,118	29,123,118
Ordinary shares, shares outstanding	28,071,538	28,071,538	28,055,302	28,055,302
Ordinary shares, treasury stock	1,246,073	1,246,073	1,067,816	1,067,816
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000	94,100,000	94,100,000
Ordinary shares, shares issued	29,317,611	29,317,611	29,123,118	29,123,118
Ordinary shares, shares outstanding	28,071,538	28,071,538	28,055,302	28,055,302
Ordinary shares, treasury stock	1,246,073	1,246,073	1,067,816	1,067,816